Convertible Notes Payable (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 20, 2025	Apr. 20, 2022	Sep. 30, 2024	Dec. 31, 2023	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest expense						$ 91,875
Number of shares issued								2,248,760
Value of shares								$ 1,802,434
Warrants, exercise price				$ 2.79					$ 2.79
Fair value of warrants								439,028
Loss on extinguishment								$ (84,219)	$ 1,120,333
Converted to stock			$ 1,500,000
Warrant [Member]
Debt Instrument [Line Items]
Number of shares issued					1,200,000
Value of shares					$ 1,118,400
Warrants, exercise price								$ 1.40
Fair value of warrants									196,730
Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued							262,000	2,248,760
Value of shares							$ 262	$ 2,249
Debt note amount				$ 500,000
Converted shares				537,634
Convertible Promissory Notes One [Member]
Debt Instrument [Line Items]
Convertible notes payable		$ 1,500,000
Debt conversion converted warrants		1,100,000
Convertible Promissory Notes Two [Member]
Debt Instrument [Line Items]
Convertible notes payable		$ 500,000
Debt conversion converted warrants		360,000
Value of shares		$ 277,500
2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Maturity date		Oct. 20, 2022
Notes payable, extended maturity date		Jan. 31, 2024
Fair value of shares and warrants issued		$ 984,477
Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Interest expense								175,927	$ 171,433
Number of shares issued		250,000
Original issuance discount		5.00%
Legal fees		$ 10,000
Original issuance discount		8.00%
Debt instrument, conversion price		$ 2.79
Warrants term		5 years
Warrants, exercise price		$ 2.79
Converted to stock								$ 1,500,000
Amended Note [Member]
Debt Instrument [Line Items]
Warrants, exercise price				$ 0.93					$ 0.93
Fair value of conversion features									$ 923,603
Amended Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants, exercise price				$ 6.00					$ 6.00
Outstanding warrants				500,000					500,000
Amended Note [Member] | Warrant One [Member]
Debt Instrument [Line Items]
Warrants, exercise price				$ 2.79					$ 2.79
Outstanding warrants				1,460,000					1,460,000
Amended Note [Member] | Warrant Two [Member]
Debt Instrument [Line Items]
Warrants, exercise price				$ 1.00					$ 1.00
Outstanding warrants				800,000					800,000
Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,750,000
Maturity date	Dec. 31, 2026
Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Secured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,750,000
Maturity date	Dec. 31, 2026
Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount	$ 3,500,000
Maturity date	Jun. 30, 2025
Convertible Note Agreement [Member] | Bigger Capital LLP [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount	$ 3,500,000
Maturity date	Jun. 30, 2025